John Deere Owner Trust 2026-B			EXHIBIT 99.2
Statement to Certificateholders

$226,500,000 Class A-1 3.98100% Asset Backed Notes due July 15, 2027
$203,520,000 Class A-2A 4.30% Asset Backed Notes due April 16, 2029
$50,000,000 Class A-2B Floating Rate Asset Backed Notes due April 16, 2029
$253,520,000 Class A-3 4.50% Asset Backed Notes due November 15, 2030
$49,410,000 Class A-4 4.61% Asset Backed Notes due May 16, 2033
$20,081,284 Overcollateralization

One-Month SOFR as of the SOFR Determination Date:			3.63650%
Class A-2B interest rate:			3.94650%

Payment Date:			15-Sep-26

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$18,288,748.32
		per $1,000 original principal amount:	$80.75

	(b)	Class A-2A Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-2B Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$18,288,748.32

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$568,883.93
		per $1,000 original principal amount:	$2.51

		(ii) Class A-2A Notes:	$729,280.00
		per $1,000 original principal amount:	$3.58

		(iii) Class A-2B Notes:	$158,956.25
		per $1,000 original principal amount:	$3.18

		(iv) Class A-3 Notes:	$950,700.00
		per $1,000 original principal amount:	$3.75

		(v) Class A-4 Notes:	$189,816.75
		per $1,000 original principal amount:	$3.84

		(vi) Total:	$2,597,636.93

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$776,809,787.82

	(b)	Note Value at end of related Collection Period:	$735,635,335.93

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$20,081,284.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$159,104,052.24
		(ii) A-1 Note Pool Factor:	0.7024461

	(b)	(i) Outstanding Principal Amount of Class A-2A Notes:	$203,520,000.00
		(ii) A-2A Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$50,000,000.00
		(ii)	A-2B Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$253,520,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$49,410,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$665,395.40
		(i)	per $1,000 original principal amount:	$0.78
	(b)	Amount of Servicing Fee earned:		$665,395.40
	(c)	Amount of Servicing Fee paid:		$665,395.40
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(10)	Amount paid to Certificateholder:			$1,677,440.54

(11)	(i)	Amount in Reserve Account:		$8,030,312.84
	(ii)	Specified Reserve Account Balance:		$8,030,312.84

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:		$2,639,313.15
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.34%

(13)	(i)	Aggregate amount of net losses for the collection period:		$416,590.46
	(ii)	Cumulative amount of net losses:		$572,525.07
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.07%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$287,354.40
		(ii)	% of Pool Balance:	0.04%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%